Financial result (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial income
Short-term investments	$ 41	$ 28	$ 68	$ 80
Others	45	107	92	162
Total financial income	86	135	160	242
Financial expenses
Loans and borrowings gross interest	(176)	(193)	(383)	(407)
Capitalized loans and borrowing costs	14	12	30	44
Participative stockholders' debentures	(278)	(231)	(1,261)	(280)
Interest on REFIS	(10)	(12)	(17)	(37)
Interest on lease liabilities	(16)	(17)	(35)	(35)
Financial guarantees	401	(31)	364	(172)
Expenses with cash tender offer redemption			(63)
Others	(112)	(113)	(198)	(223)
Total financial expenses	(177)	(585)	(1,563)	(1,110)
Other financial items, net
Net foreign exchange gains (losses)	(390)	107	(70)	(357)
Derivative financial instruments	856	(86)	417	(1,470)
Reclassification of cumulative translation adjustment on VNC sale			1,132
Indexation losses, net	(25)	(56)	197	(75)
Other financial items	441	(35)	1,676	(1,902)
Financial results	$ 350	$ (485)	$ 273	$ (2,770)